Stock-Based Compensation - Summary of Company's Restricted Shares (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Restricted Shares	511,784	1,753
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested, Restricted Shares, Beginning Balance	7,628	13,299
Vested, Restricted Shares	(6,226)	(6,249)
Forfeited, Restricted Shares	(6,824)	(1,175)
Non-vested, Restricted Shares, Ending balance	506,362	7,628
Non-vested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 10.02	$ 9.03
Non-vested, Weighted Average Grant Date Fair Value, Granted	13.84	13.32
Non-vested, Weighted Average Grant Date Fair Value, Vested	9.27	9.03
Non-vested, Weighted Average Grant Date Fair Value, Forfeited	13.84	9.03
Non-vested, Weighted Average Grant Date Fair Value, Ending Balance	$ 13.84	$ 10.02